Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Shares excluded from the computation of diluted earnings per share	16,900,000	8,200,000	8,400,000
Ordinary shares [member]
Earnings per share [line items]
Ordinary shares in issue	1,332,678,227	1,332,511,552	1,331,880,730